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APPENDIX I                   UNITED STATES                  OMB APPROVAL
                  SECURITIES AND EXCHANGE COMMISSION   -------------------------
                         Washington, D.C. 20549        OMB Number:     3235-0456
                                                       Expires:  August 31, 2000
                                                       Estimated average burden
                                                       hours per response .....1
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                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2

            Read instructions at end of Form before preparing Form.

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1.       Name and address of issuer:  SPDR Trust, Series 1
                                      c/o State Street Bank, Trustee
                                      225 Franklin Street
                                      Boston, MA 02110

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2.       The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ ]

                              SPDR Trust, Series 1

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3.       Investment Company Act File Number:  811-7330

         Securities Act File Number:  33-46080

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4(a).    Last day of fiscal year for which this Form is filed:

                               September 30, 1999

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4(b).[ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

                                      N/A

Note: If the Form is being filed late, interest must be paid on the registration fee due.


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4(c).[ ] Check box if this is the last time the issuer will be filing this Form.

                                      N/A

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SEC 2393 (9-97)


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5.   Calculation of registration fee:

   (i)   Aggregate sale price of securities sold
         during the fiscal year pursuant to
         section 24(f):                                          $15,864,006,776

  (ii)  Aggregate price of securities redeemed
        or repurchased during the fiscal year:  $13,216,685,874

 (iii)  Aggregate price of securities redeemed
        or repurchased during any prior fiscal
        year ending no earlier than October 11,
        1995 that were not previously used to
        reduce registration fees payable to the
        Commission:                             $ (0)

  (iv)  Total available redemption credits [add
        Items 5(ii) and 5(iii):                                 -$13,216,685,874

   (v)  Net sales -- if Item 5(i) is greater
        than Item 5(iv) [subtract Item 5(iv)
        from Item 5(i)]:                                         $ 2,647,320,902

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     (vi)   Redemption credits available for use in       $  (0)
            future years -- if Item 5(i) is less than     -----
            Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:
    --------------------------------------------------------------

     (vii)  Multiplier for determining registration
            fee (See Instruction C.9):                           x       .000264
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     (viii) Registration fee due [multiply Item 5(v)
            by Item 5(vii)] (enter "0" if no fee is due):        =$      698,893
                                                                  ==============

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6.   Prepaid Shares

     If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: N/A. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: N/A.

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7.   Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

                                                                      +$   0
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8.   Total of the amount of the registration fee due plus any interest due [line
     5(viii) plus line 7]:
                                                                      =$ 698,893
                                                                       =========

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9.   Date the registration fee and any interest payment was sent to the
     Commission's lockbox depository:


     Method of Delivery:  December 23, 1999

               [X] Wire Transfer
               [ ] Mail or other means
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                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Donald A. Gignac
                               Vice President


Date  12/22/99


  *Please print the name and title of the signing officer below the signature.